Other Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investments and Other Noncurrent Assets [Text Block]
12. Other Assets, Net
Other assets, net of amortization, were as follows:

	December 31,
	2015	2014
	(In thousands)
Purchase agreement	$16,067	$—
Unrealized hedging gains	11,881	56,533
Cost method investment	7,872	7,884
Other	29,177	17,633
Other assets, net of amortization	$64,997	$82,050